Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net (loss) income	$ (10,218)	$ 10,159	$ (13,097)
Adjustments to reconcile net loss to net cash provided in operating activities:
Change in fair value of the Put Option	(6,510)	(210)	(210)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(17,422)	11,667	8,667
Net (decrease) increase in cash and cash equivalents	(5,628)	5,849	(170,446)
Cash and cash equivalents at the beginning of the year	6,363	514	170,960
Cash and cash equivalents at the end of the year	735	6,363	514
Parent Company
Operating activities:
Net (loss) income	(9,332)	10,132	(12,805)
Adjustments to reconcile net loss to net cash provided in operating activities:
Change in fair value of the Put Option	6,510	210	210
Loss (income) on investment in subsidiaries	2,182	(10,362)	12,680
Change in operating assets and liabilities:
Prepaid expenses and other current assets	1,231	1,005	(10)
Amounts due from subsidiaries	(591)	(986)	(74)
Net cash (used) provided in operating activities		(1)	1
Net (decrease) increase in cash and cash equivalents		(1)	1
Cash and cash equivalents at the beginning of the year	0	1
Cash and cash equivalents at the end of the year	$ 0	$ 0	$ 1